Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Assets Pledged as Collateral or for Security
36.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,627,606	$2,583,372	$84,369
Property, plant and equipment	105,237	67,958	2,219
Investment properties	20,196,582	18,915,931	617,764
Other financial assets (including current and non-current)	454,122	470,420	15,363

	$23,383,547	$22,037,681	$719,715